SCHEDULE OF COMPONENTS OF DISPOSITION (Details) (Parenthetical)	Jun. 21, 2023 shares
D Jones Tailored Collection Ltd [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Issuance of common stock pursuant to disposition	39,052